Net Income (Loss) Per Share Allocable to Common Stockholders - Schedule of Potential Common Shares Issuable Upon Conversion of Warrants (Q2) (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Potential common shares
Total (in shares)	7,260,062	1,794,533	8,863,868	1,794,533	602,904,502	18,013,373	22,227,982
Common stock options, restricted stock units and ESPP shares
Potential common shares
Total (in shares)	740,211	753,590	2,344,017	753,590	23,306,661	17,800,034	11,492,002
Warrants to purchase common stock
Potential common shares
Total (in shares)	975,132	1,040,943	975,132	1,040,943	31,224,703	213,339	10,735,980
Series A Preferred Stock
Potential common shares
Total (in shares)	5,544,719	0	5,544,719	0	435,120,513	0	0